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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21140

                          FORTRESS INVESTMENT TRUST II
               (Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 16th Floor, New York, NY               10105
      (Address of principal executive offices)                    (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

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ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED).

The Registrant's Consolidated Schedule of Investments as of March 31, 2006 is as follows:

                                                                                                      DIVIDENDS,
                                                                                        NUMBER OF     INTEREST &
                  % OF                                                                    SHARES,      REALIZED
                CONTROLLED                                                              PRINCIPAL/     GAINS AND
CONTROLLED      AFFILIATE   COST (C)(D)   NAME OF ISSUE OR NATURE OF INDEBTEDNESS        NOTIONAL       LOSSES     FAIR VALUE
AFFILIATE (A)     OWNED       (000S)      HELD BY CONTROLLED AFFILIATE                 AMOUNT (000S)    (000S)       (000S)
-------------     -----       ------      ----------------------------                 -------------    ------       ------
FIT Capital           100%     $24,525    U.S. Government treasury securities; 4.64%;    $2,450,000     $(1,710)  $2,422,131
Trading LLC                               sold April 2006
                                          Repurchase agreement with Goldman Sachs &     $(2,397,606)          -   (2,397,606)
                                          Co. Inc.; 4.72%; repaid April 2006

RESG Acquisition LLC 89.7%           -    Common Stock of RESG MIDL Corp., owner of               1           -        3,960
                                          debt and equity interests in a
                                          portfolio of retail real estate


FIT HUD               100%           -    One assisted living facility, sold in 2005              -          25            -
Acquisition LLC
(f)

FIT DVI LLC           100%       5,911    Secured debt of DVI Receivables Inc., a            $7,818         229        7,434
                                          medical receivables company; 3.60%; due
                                          September 2010

FIT CFN               100%       4,333    53.57% of Green Tree MH Investor LLC and                -           -       88,676
Holdings LLC                              related manufactured home assets of
                                          Green Tree Investment Holdings II LLC.

                               156,615    Note receivable from Green Tree MH Investor      $152,211       4,504      156,615
                                          LLC; 12.00%; due June 2013

                                     -    53.57% of Green Tree HE/HI Investor LLC and             -           -       25,140
                                          related home equity/home improvement assets
                                          of Green Tree Investment Holdings II LLC.

                                     -    53.57% of Green Tree Residual Investor LLC.             -           -            -

                                 1,280    Note receivable from Green Tree Residual           $1,280           37       1,335
                                          Investor LLC; 15.75%; due June 2009

                                     -    53.57% of Green Tree Investment Holdings                -           -          902
                                          III, LLC, an insurance brokerage business

                                63,022    Note receivable from Green Tree Investment        $60,964       27,444      63,022
                                          Holdings III, LLC; 14.00%; due June 2013

See notes to consolidated schedule of investments.



                               % OF
                             CONTROLLED
                             AFFILIATE     COST(C)(D)
CONTROLLED AFFILIATE (A)       OWNED         ($000S)    NAME OF ISSUE OR NATURE OF INDEBTEDNESS HELD BY CONTROLLED AFFILIATE
------------------------       -----         -------    --------------------------------------------------------------------
FIT GSL LLC                     100%          120,000   Global Signal Inc., a provider of telecommunication rental space, common stock (g)

FIT CCRC LLC                    100%            1,201   Factored accounts receivable

FIT CP Holdings LLC             100%            1,393   GP units of Titan Energy Partners, LP, a propane distribution company (f)
                                                        Common units of Titan Energy Partners, LP (f)
                                                        Subordinated units of Titan Energy Partners, LP (f)
                                                        Accrued tax liability
                                                        Dividends receivable
FIT CP LLC                      100%           26,434   Note receivable; variable LIBOR + 4.50%; due December 2009

FIT Mapeley Holdings Ltd.       100%          191,851   Mapeley Limited, a British real estate operating company, common stock (g)
                                                        Restricted cash (g)
                                                        Foreign currency hedges (e)

FIT Aero Investments Ltd.       100%           33,227   100% of Aerofort Investments LLC and 100% of FIT AERO Iceland, LTD, lessors of aircraft

FIT ALT Investor LLC            100%           62,522   Brookdale Senior Living, Inc., an owner and operator of senior living facilities, common stock (restricted as to public resale until March 2006)

                                                        Dividends receivable

Direct investment of FIT II                   194,885   Brookdale Senior Living Inc., common stock (restricted as to public resale until March 2006)
                                           ----------
Total Investments (b)                      $  887,199
                                           ==========

                               NUMBER OF DIVIDENDS,
                                SHARES,  INTEREST &
                              PRINCIPAL/  REALIZED
                               NOTIONAL  GAINS AND
                                AMOUNT     LOSSES   FAIR VALUE
CONTROLLED AFFILIATE (A)        (000S)     (000S)     (000S)
------------------------        ------     ------     ------
FIT GSL LLC                        4,706      2,346      231,529


FIT CCRC LLC                   $   2,149         20        1,604

FIT CP Holdings LLC                    -      4,899            -
                                       -      7,881            -
                                       -      7,881            -
                                       -          -       (5,087)
                                       -          -        1,393
FIT CP LLC                     $  26,370        576       26,440

FIT Mapeley Holdings Ltd.          7,904      5,125      480,989
                               $   3,280         32        3,280
                                      (e)    (5,158)       3,353

FIT Aero Investments Ltd.
                                       -          -       33,227

FIT ALT Investor LLC              13,228      4,613      499,357



                                       -          -        4,630

Direct investment of FIT II
                                  20,000      6,984      755,000
                                         ---------- ------------
Total Investments (b)                      $ 65,728 $  2,407,324
                                         ========== ============

See notes to consolidated schedule of investments.

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FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
MARCH 31, 2006
--------------------------------------------------------------------------------

(a) An affiliated company is a company in which Fortress Investment Trust II ("FIT II") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FIT II's controlled affiliates invest principally in real estate related assets.
(b) The United States Federal income tax basis of FIT II's investments at the end of the period was approximately $857.8 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $1,549.5 million (gross unrealized appreciation of $1,557.5 million and gross unrealized depreciation of $8.0 million).
(c)   Net of returns of capital.
(d)   Purchases/fundings occurred throughout the period.
(e) The foreign currency hedges held by FIT II on behalf of its investments are comprised of the following:


          FORWARD CONTRACTS

     Notional                                                      Fair
      Amount                                 Maturit              Value
      (000s)                  Currency         Date               (000s)
      ------                  --------         ----               ------
FIT Mapeley Holdings Ltd.
    201,776                   GBP            9/2/2006            $3,327
     35,224                   GBP            9/7/2006                26
                                                                 -------
                                                                 $3,353
                                                                 =======

(f) FIT II continues to maintain an investment in its controlled affiliates; however, the investment held by the controlled affiliate has been settled.

(g)   These securities serve as collateral for the margin loan.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) There has not been changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(A)(1) Certification of Chief Executive Officer.

(A)(2) Certification of Chief Financial Officer.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Investment Trust II
By:  /s/ Jeffrey Rosenthal
Name:  Jeffrey Rosenthal
Title:  Chief Financial Officer
Date:    May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Wesley R. Edens
Name:  Wesley R. Edens
Title:   Chief Executive Officer
Date:    May 30, 2006

By:  /s/ Jeffrey Rosenthal
Name:  Jeffrey Rosenthal
Title:  Chief Financial Officer
Date:    May 30, 2006